Intangible Assets (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	$ 2,322,239	$ 3,294,684
Balance, End of Year	1,890,297	2,322,239
Patent and technology fee [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	12,078,767	11,901,662
Additions	196,781	187,020
Reclassification and effect of change in exchange rate	0	(9,915)
Balance, End of Year	12,275,548	12,078,767
Patent and technology fee [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance, Beginning of Year	9,756,528	8,606,978
Additions	628,606	1,159,465
Reclassification and effect of change in exchange rate	117	(9,915)
Balance, End of Year	$ 10,385,251	$ 9,756,528